Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventories, Net
Finished products	¥ 73,097		¥ 81,190
Raw materials and semi-finished products	62,869		57,066
Inventory provision	(17,042)		(17,776)
Inventories	¥ 118,924	$ 16,750	¥ 120,480